Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments
Total investments	$ 372,065,334	$ 337,865,114
Receivables
Annual retirement contributions	13,143,509	13,257,919
Notes receivable from participants	7,787,226	7,733,586
Total receivables	20,930,735	20,991,505
Net assets available for benefits	392,996,069	358,856,619
Common stock
Investments
Total investments	41,979,531	56,535,759
Registered investment companies
Investments
Total investments	317,571,941	269,084,167
Common/collective trusts
Investments
Total investments	$ 12,513,862	$ 12,245,188